Shareholders' equity (Details) - Schedule of fair value of net proceeds received	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule Of Fair Value Of Net Proceeds Received Abstract
Annual dividend yield (in Dollars)
Expected life (years)	2 years
Risk-free interest rate	0.92%
Expected volatility	180.03%